INVESTMENT IN ASSOCIATE	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [Abstract]
INVESTMENT IN ASSOCIATE [Text Block]

5. INVESTMENT IN ASSOCIATE

On November 7, 2025, the Company entered into an Ordinary Share Subscription Agreement with QPerfect SA ("QPerfect"), wherein the Company acquired 217,865 QPerfect ordinary shares for $3,263,521 (€2,000,000).

The Company holds a 15.29% interest in QPerfect over which the Company has determined that it holds significant influence as:

•	the Company appointed a director to the Board of Directors and the director has the ability to veto or approve a number of management decisions.

Accordingly, the investment is accounted for using the equity method.

$

Balance, December 31, 2023 and 2024	-

Addition	3,263,521
Share of net loss	(48,859)

Balance, December 31, 2025	3,214,662